Employee Benefit Plans - Stock option activity and option plans (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jul. 02, 2018	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Stock options grants to senior management and directors	20,000	0
2017 Equity Incentive Plan
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Beginning of Period [Abstract]
Outstanding at beginning of year		172,080	152,080
Stock options grants to senior management and directors		0	20,000
Exercised		0	0
Outstanding at year end		172,080	172,080
Exercisable at year end		64,832	30,416
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, End of Period [Abstract]
Outstanding at beginning of year		$ 16.82	$ 16.72
Grants		0.00	17.58
Exercised		0.00
Outstanding at year end		16.82	16.82
Exercisable at year end		16.77	16.72
2017 Equity Incentive Plan | Maximum | Exercise Price Range From 16.69 To 16.72 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Range Limit			16.72
2017 Equity Incentive Plan | Maximum | Exercise Price Range From 17.52 To 17.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Range Limit			17.75
2017 Equity Incentive Plan | Maximum | Exercise Price Range From 16.69 To 17.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Upper Range Limit		17.75	17.75
2017 Equity Incentive Plan | Minimum | Exercise Price Range From 16.69 To 16.72 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Lower Range Limit			16.69
2017 Equity Incentive Plan | Minimum | Exercise Price Range From 17.52 To 17.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Lower Range Limit			17.52
2017 Equity Incentive Plan | Minimum | Exercise Price Range From 16.69 To 17.75 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise Price Range Lower Range Limit		$ 16.69	$ 16.69